Contract Liability (Tables)	6 Months Ended
Apr. 30, 2025
Contract Liability [Abstract]
Schedule of Contract Liability Accounts

The movement in the contract liability accounts are as follows:

	April 30, 2025	October 31, 2024
Beginning balance	$512,859	$822,121
Additions	458,705	1,823,429
Transfer to revenue	(506,842)	(1,786,236)
Refund	-	(353,109)
Exchange (loss)/gain	(5,314)	6,654
Total	$459,408	$512,859